Quarterly Results (Unaudited) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011		Sep. 25, 2011		Jun. 26, 2011		Mar. 27, 2011		Dec. 30, 2012	Dec. 25, 2011
Schedule Of Quarterly Financial Information [Line Items]
Impairment charges		$ 122,900	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]		$ 122,900	[1]
Tradename Impairment charges	520	25,300	[2]	0	[2]	0	[2]	0	[2]	520	25,300	[2]
Aunt Jemima Frozen Pancakes [Member]
Schedule Of Quarterly Financial Information [Line Items]
Tradename Impairment charges											23,700
Lenders [Member]
Schedule Of Quarterly Financial Information [Line Items]
Tradename Impairment charges											1,200
Bernsteins [Member]
Schedule Of Quarterly Financial Information [Line Items]
Tradename Impairment charges										500	400
Breakfast Reporting Unit [Member]
Schedule Of Quarterly Financial Information [Line Items]
Impairment charges		51,700
Private Label Reporting Unit [Member]
Schedule Of Quarterly Financial Information [Line Items]
Impairment charges		49,700
Food Service Reporting Unit [Member]
Schedule Of Quarterly Financial Information [Line Items]
Impairment charges		$ 21,500

[1]	Goodwill impairment charges consist of the following: • Fourth quarter 2011-Goodwill Impairment charges of $51,700, $49,700 and $21,500 on the Frozen Breakfast, Private Label and Foodservice reporting units, respectively.
[2]	Tradename impairment charges consist of the following: • Fourth quarter 2012-$520 on Bernstein's. • Fourth quarter 2011-$23,700, $1,200 and $400 on the Aunt Jemima breakfast, Lender's and Bernstein's tradenames, respectively.